Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NIS [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	$ 58	$ 37
Equity	58	37
NIS [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	(58)	(37)
Equity	(58)	(37)
GBP [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	1	1
Equity	1	1
GBP [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	(1)	(1)
Equity	(1)	(1)
Euro [Member] | Top of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	10	5
Equity	10	5
Euro [Member] | Bottom of Range [Member]
Financial Instruments (Details) - Schedule of analysis is based on foreign currency exchange rate [Line Items]
Profit or loss	(10)	(5)
Equity	$ (10)	$ (5)